Summary of Significant Accounting Policies - Cumulative effects of changes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets:
Prepayments and other current assets	$ 136,499	¥ 950,277			¥ 953,989
Right-of-use assets	74,289	517,188
Liabilities:
Current portion of lease liabilities	16,624	115,734
Non-Current portion of Lease liabilities	$ 61,564	¥ 428,593
Accounting Standards Update 2016-02 [Member]
Assets:
Prepayments and other current assets			$ 136,634	¥ 951,221
Right-of-use assets			31,820	221,521
Liabilities:
Current portion of lease liabilities			7,926	55,180
Non-Current portion of Lease liabilities			25,091	174,681
Accrued expenses and other liabilities			318,101	2,214,559
Deferred rent			1,596	11,108
Prepaid Rent			$ 398	¥ 2,768
Previously Reported [Member]
Assets:
Prepayments and other current assets					953,989
Liabilities:
Accrued expenses and other liabilities					2,225,667
Restatement Adjustment [Member]
Assets:
Prepayments and other current assets					(2,768)
Right-of-use assets					221,521
Liabilities:
Current portion of lease liabilities					55,180
Non-Current portion of Lease liabilities					174,681
Accrued expenses and other liabilities					¥ (11,108)